STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 11 - EQUITY

SHARES AUTHORIZED

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

COMMON STOCK

REVERSE ACQUISITION TRANSACTION

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

MAKE GOOD AGREEMENT SHARES

(I) DURATION OF ESCROW AGREEMENT

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all escrow shares, or (ii) December 31, 2013.

(II) DISBURSEMENT OF MAKE GOOD SHARES

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NON-COMPLETION NOTICE").

(III) EXHIBIT A - SCHEDULE OF MILESTONES

		Completion	Number of
	Milestones	Date	Escrow Shares

I.
(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached(*)
(4)	Take over management of three existing nurseries

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

* On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

COMMON SHARES SURRENDERED FOR CANCELLATION

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation. The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

COMMON SHARES ISSUED FOR CASH

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors. These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter. The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012. The Company recorded $281,250 in directors' fees for the interim period ended December 31, 2012.

COMMON SHARES ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY PURCHASE AGREEMENT AND RELATED REGISTRATION RIGHTS AGREEMENT

(I) EQUITY PURCHASE AGREEMENT

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(II) REGISTRATION RIGHTS AGREEMENT

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the Company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(III) COMMON SHARES ISSUED UPON SIGNING

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights. These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

MARKETING SERVICE AGREEMENT - EMPIRE RELATIONS GROUP, INC.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this agreement were consummated from the date hereof, and automatically terminated on May 30, 20 12.

(III) COMPENSATION

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.

COMMON SHARES ISSUED IN CONNECTION WITH ENTRY INTO TECHNOLOGY ACQUISITION AGREEMENT

On July 5, 2012, the Company entered into a Technology Acquisition Agreement (the "Technology Acquisition Agreement") with Technew Technology Limited ("Technew"), pursuant to which the Company acquired the rights to certain technology from Technew in exchange for 3,000,000 restricted shares of the Company's common stock. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market or $1,635,300, which was recorded as acquired technology and amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

COMMON SHARES ISSUED TO A RELATED PARTY

On July 5, 2012, the Company issued 500,000 restricted shares of its common shares to Growers Synergy Pte Ltd., a corporation organized under the laws of the Republic of Singapore ("Singapore"), owned and controlled by George Blankenbaker, the president, director and a significant stockholder of the Company ("Growers Synergy"), as consideration for services rendered by Growers Synergy to the Company. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market or $272,550 and included in the farm management services - related party in the consolidated statements of operations.

SALE OF EQUITY UNIT INCLUSIVE OF COMMON STOCK AND WARRANTS

ENTRY INTO SECURITIES PURCHASE AGREEMENT

On August 1, 2012, the Company entered into a Securities Purchase Agreement (the "SPA") with two (2) accredited institutional investors (the "Purchasers") to raise $500,000 in a private placement financing. On August 6, 2012, after the satisfaction of certain closing conditions, the Offering closed and the Company issued to the Purchasers: (i) an aggregate of 1,066,667 shares of the Company's common stock at $0.46875 per share and (ii) warrants to purchase 1,066,667 shares of the Company's common stock at an exercise price of $0.6405 expiring five (5) years from the date of issuance for a gross proceeds of $500,000.

At closing, the Company reimbursed the investor for legal fees of $12,500 and paid Garden State Securities, Inc,("GSS") that served as placement agent for the Company in the offering (i) cash commissions equal to 8.0% of the gross proceeds received in the equity financing or $40,000, and (ii) a warrant to purchase 85,333 shares of the Company's common stock representing 8% of the Shares sold in the Offering with an exercise price of $0.6405 per share expiring five (5) years from the date of issuance (the "agent warrants") to GSS or its designee.

The units were sold at $0.46875 per unit consisting one common share and the warrant to purchase one (1) common share for a gross proceeds of $500,000. In connection with the August 6, 2012 equity unit offering the Company paid (i) GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000 and (ii) $12,500 in legal fees and resulted in a net proceeds of $447,500.

The Company intended to use the net proceeds from the Offering to advance the Company's ability to execute its growth strategy and to aid in the commercial development of the recently announced launch of the Company's majority-owned subsidiary, Stevia Technew Limited.

ENTRY INTO REGISTRATION RIGHTS AGREEMENT

In connection with the equity financing on August 1, 2012, the Company also entered into a registration rights agreement with the Purchasers (the "rights agreement"). The Rights Agreement requires the Company to file a registration statement (the "Registration Statement") with the Securities and Exchange Commission (the "SEC") within thirty (30) days of the Company's entrance into the rights agreement (the "filing date") for the resale by the Purchasers of all of the Shares and all of the shares of common stock issuable upon exercise of the Warrants (the "registrable securities").

The registration statement must be declared effective by the SEC within one hundred and twenty (120) days of the closing date of the Offering subject to certain adjustments. If the registration statement is not filed prior to the filing date, the Company will be required to pay certain liquidated damages, not to exceed in the aggregate 6% of the purchase price paid by the Purchasers pursuant to the SPA.

WARRANTS

ISSUANCES OF WARRANTS IN CONNECTION WITH ENTRY INTO SECURITIES PURCHASE AGREEMENT

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors with an exercise price of $0.6405 per share subject to certain adjustments per Section
3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance in connection with the sale of common shares.

ISSUANCE OF WARRANTS TO THE PLACEMENT AGENT AS COMPENSATION

Garden State Securities, Inc. (the "GSS") served as the placement agent of the Company for the equity financing on August 1, 2012. Per the engagement agreement signed between GSS and the Company, in consideration for services rendered as the placement agent, the Company agreed to: (i) pay GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000, and (ii) issue to GSS or its designee, a warrant to purchase 85,333 shares of the Company's common stock representing 8% of the warrants sold in the Offering) with an exercise price of $0.6405 per share subject to certain adjustments per Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance (the "agent warrants"). The agent warrants also provide for the same registration rights and obligations as set forth in the Rights Agreement with respect to the Warrants and Warrant Shares.

NOTE 9 - STOCKHOLDERS' DEFICIT

SHARES AUTHORIZED

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

COMMON STOCK

REVERSE ACQUISITION TRANSACTION

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

MAKE GOOD AGREEMENT SHARES

(I)	DURATION OF ESCROW AGREEMENT

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all the escrow shares, or (ii) December 31, 2013.

(II)	DISBURSEMENT OF MAKE GOOD SHARES

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NONCOMPLETION NOTICE").

(III)	EXHIBIT A - SCHEDULE OF MILESTONES

	Milestones	Completion Date	Number of Escrow Shares

I.

(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam		3,000,000 shares only if and when
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the	ALL four (4) milestones
(4)	Take over management of three existing nurseries	Closing Date	reached

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. Those shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

COMMON SHARES SURRENDERED FOR CANCELLATION

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation. The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

COMMON SHARES ISSUED FOR CASH

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors. These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter. The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012.

COMMON SHARES ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY PURCHASE AGREEMENT AND RELATED REGISTRATION RIGHTS AGREEMENT

(I) EQUITY PURCHASE AGREEMENT

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(II) REGISTRATION RIGHTS AGREEMENT

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(III) COMMON SHARES ISSUED UPON SIGNING

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights. These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

MARKETING SERVICE AGREEMENT - EMPIRE RELATIONS GROUP INC.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this agreement shall be consummated from the date hereof, and shall automatically terminate unless otherwise agreed upon in writing by both parties on May 30, 20 12.

(III) COMPENSATION

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.